OPERATING LEASE	12 Months Ended
Dec. 31, 2024
Operating Lease
OPERATING LEASE

16. OPERATING LEASE

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining terms of one year to four years with no variable lease costs.

Operating lease costs were RMB 1,742 and RMB 3,601 for the years ended December 31, 2023 and 2024.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	5,332	4,435
Right-of-use assets obtained in exchange for operating lease liabilities	18,106	842

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2023	2024
	RMB	RMB

Right-of-use assets	16,507	13,809

Operating lease liabilities - current	3,376	3,845
Operating lease liabilities - non-current	11,122	7,808
Total lease liabilities	14,498	11,653

Weighted average remaining lease term	4.50	3.44
Weighted average discount rate	4.75%	4.75%

Maturities of lease liabilities are as follows:

As of December 31, 2024
RMB

2025	4,347
2026	4,248
2027	4,018
Total operating lease payments	12,613
Less: imputed interest	(960)
Total operating lease	11,653

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)